SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
SEGMENT INFORMATION
Number of operating segments	4
Segment Information
Revenues	$ 149,335,580	$ 142,282,919	$ 126,161,270
Cost of revenues	(82,839,980)	(86,085,046)	(66,458,217)
Film participation expenses	1,319,749	(438,636)	(321,100)
Segment profit	67,815,349	55,759,237	59,381,953
Film distribution
Segment Information
Revenues	74,632,230	62,929,581	92,598,838
Film investment and production
Segment Information
Revenues	12,576,121	37,022,215	6,176,820
Film participation expenses	1,319,749	(438,636)	(321,100)
Talent agency
Segment Information
Revenues	630,341	610,707	1,349,186
Movie theaters
Segment Information
Revenues	61,496,888	41,720,416	26,036,426
Movie theaters | Admissions
Segment Information
Revenues	51,184,172	34,511,202	20,133,490
Movie theaters | Concessions
Segment Information
Revenues	6,003,377	4,209,292	2,469,271
Movie theaters | Advertising
Segment Information
Revenues	2,061,389	1,021,499	1,593,626
Movie theaters | Others
Segment Information
Revenues	2,247,950	1,978,423	1,840,039
Operating Segment | Film distribution
Segment Information
Cost of revenues	(53,598,074)	(38,937,435)	(57,979,720)
Segment profit	23,057,870	25,128,090	36,865,337
Operating Segment | Film investment and production
Segment Information
Cost of revenues	(33,663,924)	(66,875,543)	(43,480,636)
Segment profit	8,636,383	6,416,753	6,673,631
Operating Segment | Talent agency
Segment Information
Cost of revenues		(24,097)	(117,487)
Segment profit	630,341	586,610	1,231,699
Operating Segment | Movie theaters
Segment Information
Cost of revenues	(26,006,133)	(18,092,632)	(11,425,140)
Segment profit	35,490,755	23,627,784	14,611,286
Intersegment elimination
Segment Information
Revenues	(30,428,151)	(37,844,661)	(46,544,766)
Cost of revenues	30,428,151	37,844,661	46,544,766
Intersegment elimination | Film distribution
Segment Information
Revenues	2,023,714	1,135,944	2,246,219
Intersegment elimination | Film investment and production
Segment Information
Revenues	$ 28,404,437	$ 36,708,717	$ 44,298,547